Investment Properties	12 Months Ended
Dec. 31, 2020
Investment Properties [Abstract]
Investment Properties
19.	Investment Properties

(1)	Investment properties as of December 31, 2019 and 2020 are as follows:

		2019
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	129,897	—	—	129,897
Buildings		64,590	(13)	(35,894)	28,683

	￦	194,487	(13)	(35,894)	158,580

		2020
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	200,391	—	—	200,391
Buildings		59,347	(29)	(34,514)	24,804

	￦	259,738	(29)	(34,514)	225,195

(2)	Changes in investment properties for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	139,940	—	(10,043)	129,897
Buildings		19,669	(5,070)	14,097	28,696
(Government grants)		(50)	1	36	(13)

	￦	159,559	(5,069)	4,090	158,580

		2020
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	129,897	—	70,494	200,391
Buildings		28,696	(1,454)	(2,409)	24,833
(Government grants)		(13)	1	(17)	(29)

	￦	158,580	(1,453)	68,068	225,195

(3)	Income and expenses related to investment properties for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Rental income	￦	9,782	8,335
Operating and maintenance expenses related to rental income		(1,257)	(1,453)
Operating and maintenance expenses not related to rental income		(3,812)	—

	￦	4,713	6,882

(4)	Fair value of investment properties as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	129,897	202,042	200,391	300,001
Buildings		28,683	38,046	24,804	44,597

	￦	158,580	240,088	225,195	344,598

The Company determined the fair value of investment property on the transition date based on valuations conducted by an independent valuation firm that is independent of the Company. The valuation firm has appropriate qualifications and experience in the valuation of real estate in the Republic of Korea, and the valuation was conducted using a comparison method, which is a method of obtaining economic value based on the marketability of the property. The fair values of the investment properties as of the reporting date were determined in consideration of the fluctuation on the publicly announced individual land price after the IFRS transition date (January 1, 2010).

(5)	All of the Company’s investment properties are held under freehold interests.